Financial Risk Management - Summary of Objectives Policies and Processes for Managing Capital (Details) ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Disclosure of objectives, policies and processes for managing capital [abstract]
Minimum common equity tier 1 capital ratio	8.00%
Minimum tier 1 capital ratio	9.50%
Minimum total regulatory capital ratio	11.50%
Total Capital:	₩ 53,743,658	₩ 48,969,952
Tier 1 Capital	49,390,274	45,032,020
Common Equity Tier 1 Capital	43,663,753	40,103,660
Additional Tier 1 Capital	5,726,521	4,928,360
Tier 2 Capital	4,353,384	3,937,932
Risk-Weighted Assets:	₩ 321,318,905	₩ 302,983,943
Total Capital ratio (%):	0.1673	0.1616
Tier 1 Capital ratio (%)	0.1537	0.1486
Common Equity Tier 1 Capital ratio (%)	0.1359	0.1324